Payden Global Fixed Income Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Australia (AUD) (2%
)
2,450,000 Australia Government Bond Series 145 , 2.75% ,
6/21/35 (a) (b) $ 1,569
2,700,000 Australia Government Bond Series 139 , 3.25% ,
4/21/25 (a) (b) 1,911
3,480
Australia (USD) (0%
)
850,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (c) (d) 664
Austria (EUR) (0%
)
120,000 Republic of Austria Government Bond Series 1
144A , 1.65% , 10/21/24 (a) (b) (c) 129
120,000 Republic of Austria Government Bond 144A ,
2.40% , 5/23/34 (a) (b) (c) 124
390,000 Republic of Austria Government Bond 144A ,
3.15% , 6/20/44 (a) (b) (c) 439
692
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond Series
74 144A , 0.80% , 6/22/25 (a) (b) (c) 104
700,000 Kingdom of Belgium Government Bond Series
75 144A , 1.00% , 6/22/31 (a) (b) (c) 663
410,000 Kingdom of Belgium Government Bond Series
78 144A , 1.60% , 6/22/47 (a) (b) (c) 330
1,097
Bermuda (USD) (1%
)
200,000 Bermuda Government International Bond 144A ,
3.38% , 8/20/50 (c) 145
1,100,000 Eagle RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050% ) , 6.36% , 4/25/34 (c) (d) 1,090
300,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (c) 267
158,793 Home RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250% ) , 5.56% , 1/25/34 (c) (d) 159
260,000 Nabors Industries Ltd. 144A , 7.25% , 1/15/26 (c) 253
746,430 RR 24 Ltd. 2022-24A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 2.400% ) ,
7.06% , 1/15/32 (c) (d) 749
110,000 Weatherford International Ltd. 144A , 8.63% ,
4/30/30 (c) 111
2,774
Canada (CAD) (2%
)
1,700,000 Canadian Government Bond , 0.50% , 9/01/25 (a) 1,183
1,780,000 Canadian Government Bond , 3.50% ,
12/01/45 (a) 1,443
1,300,000 Canadian Government Bond , 5.00% , 6/01/37 (a) 1,199
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 (a) (c) 542
900,000 CPPIB Capital Inc. 144A , 1.95% , 9/30/29 (a) (c) 613
400,000 Municipal Finance Authority of British
Columbia , 2.55% , 10/09/29 (a) 283
500,000 OMERS Finance Trust 144A , 2.60% ,
5/14/29 (a) (c) 354
700,000 Ontario Teachers' Finance Trust 144A , 1.10% ,
10/19/27 (a) (c) 470
Principal
or Shares Security Description
Value
(000)
700,000 Tamarack Valley Energy Ltd. 144A , 7.25% ,
5/10/27 (a) (c) $ 501
6,588
Canada (USD) (1%
)
400,000 Enerflex Ltd. 144A , 9.00% , 10/15/27 (c) 408
275,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (c) 265
1,075,000 TELUS Corp. , 3.40% , 5/13/32 954
310,000 Vermilion Energy Inc. 144A , 6.88% , 5/01/30 (c) 286
1,913
Cayman Islands (USD) (2%
)
275,081 Barings CLO Ltd. 2013-IA 144A , ( 3 mo. LIBOR
USD + 0.800% ) , 5.61% , 1/20/28 (c) (d) 274
9,837 BDS Ltd. 2019-FL4 144A , ( 1 mo. LIBOR USD
+ 1.100% ) , 5.56% , 8/15/36 (c) (d) 10
131,510 CLNC Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.364% ) ,
5.85% , 8/20/35 (c) (d) 130
250,000 FS Rialto 2021-FL3 144A , ( 1 mo. LIBOR USD
+ 2.500% ) , 6.96% , 11/16/36 (c) (d) 233
400,000 Greystone CRE Notes Ltd. 2021-FL3 144A ,
( 1 mo. LIBOR USD + 2.200% ) , 6.65% ,
7/15/39 (c) (d) 351
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A , ( 1 mo.
LIBOR USD + 1.800% ) , 6.26% , 9/17/36 (c) (d) 1,274
319,197 LoanCore Issuer Ltd. 2019-CRE2 144A , ( 1 mo.
LIBOR USD + 1.500% ) , 5.96% , 5/15/36 (c) (d) 318
900,000 Ocean Trails CLO VII 2019-7A 144A , ( 3 mo.
LIBOR USD + 2.450% ) , 7.24% , 4/17/30 (c) (d) 849
250,000 STWD Ltd. 2021-FL2 144A , ( 1 mo. LIBOR
USD + 2.800% ) , 7.27% , 4/18/38 (c) (d) 234
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A ,
( 3 mo. LIBOR USD + 1.650% ) , 6.47% ,
1/23/32 (c) (d) 394
450,000 TRTX Issuer Ltd. 2021-FL4 144A , ( 1 mo.
LIBOR USD + 2.400% ) , 6.86% , 3/15/38 (c) (d) 418
4,485
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50% ,
11/15/39 (a) 120
Dominica Republic (USD) (0%
)
650,000 Dominican Republic International Bond 144A ,
5.50% , 2/22/29 (c) 614
Finland (EUR) (0%
)
170,000 Finland Government Bond 144A , 2.75% ,
7/04/28 (a) (b) (c) 186
400,000 Sampo Oyj , ( 3 mo. EURIBOR + 4.050% ) ,
3.38% , 5/23/49 (a) (b) (d) 394
580
France (EUR) (3%
)
500,000 Credit Mutuel Arkea SA , 1.63% , 4/15/26 (a) (b) 510
1,700,000 French Republic Government Bond OAT 144A ,
0.50% , 6/25/44 (a) (b) (c) 1,125
750,000 French Republic Government Bond OAT 144A ,
1.25% , 5/25/36 (a) (b) (c) 663
1,920,000 French Republic Government Bond OAT ,
1.75% , 11/25/24 (a) (b) 2,052
2,800,000 French Republic Government Bond OAT ,
2.50% , 5/25/30 (a) (b) 3,030
7,380

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
France (USD) (0%
)
550,000 Altice France SA 144A , 5.50% , 10/15/29 (c) $ 436
400,000 BPCE SA 144A , 2.38% , 1/14/25 (c) 377
813
Germany (EUR) (6%
)
9,300,000 Bundesrepublik Deutschland Bundesanleihe ,
0.50% , 8/15/27 (a) (b) 9,350
1,450,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25% , 8/15/48 (a) (b) 1,286
60,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25% , 7/04/42 (a) (b) 74
2,700,000 Bundesrepublik Deutschland Bundesanleihe ,
4.75% , 7/04/34 (a) (b) 3,657
14,367
Guatemala (USD) (0%
)
550,000 Guatemala Government Bond 144A , 4.65% ,
10/07/41 (c) 460
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond 144A ,
3.75% , 6/14/28 (a) (c) 312
Indonesia (USD) (0%
)
350,000 Indonesia Government International Bond ,
4.65% , 9/20/32 349
Ireland (EUR) (2%
)
500,000 BBAM European CLO I DAC 1A 144A , ( 3 mo.
EURIBOR + 2.000% ) , 4.39% , 7/22/34 (a) (c) (d) 508
250,000 Ireland Government Bond , 1.10% , 5/15/29 (a) (b) 248
100,000 Ireland Government Bond , 3.40% , 3/18/24 (a) (b) 110
219,019 Last Mile Logistics Pan Euro Finance DAC 1A
144A , ( 3 mo. EURIBOR + 1.900% ) , 3.70% ,
8/17/33 (a) (c) (d) 220
915,896 Last Mile Logistics Pan Euro Finance DAC
1X , ( 3 mo. EURIBOR + 2.700% ) , 4.50% ,
8/17/33 (a) (b) (d) 859
239,951 Last Mile Securities PE DAC 2021-1A
144A , ( 3 mo. EURIBOR + 2.350% ) , 4.15% ,
8/17/31 (a) (c) (d) 233
350,000 North Westerly VII ESG CLO DAC VII-A
144A , ( 3 mo. EURIBOR + 0.840% ) , 2.60% ,
5/15/34 (a) (c) (d) 368
900,000 Palmer Square European CLO DAC 2021-1A
144A , ( 3 mo. EURIBOR + 0.870% ) , 3.16% ,
4/15/34 (a) (c) (d) 946
750,000 Sculptor European CLO V DAC 5A 144A ,
( 3 mo. EURIBOR + 1.750% ) , 4.04% ,
1/14/32 (a) (c) (d) 789
4,281
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30% , 1/30/32 336
Israel (USD) (1%
)
900,000 Bank Leumi Le-Israel BM 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631% ) , 3.28% , 1/29/31 (b) (c) (d) 822
225,000 Energean Israel Finance Ltd. 144A , 4.88% ,
3/30/26 (b) (c) 211
160,000 Leviathan Bond Ltd. 144A , 6.75% ,
6/30/30 (b) (c) 156
1,189
Principal
or Shares Security Description
Value
(000)
Italy (EUR) (3%
)
350,000 doValue SpA 144A , 3.38% , 7/31/26 (a) (c) $ 351
2,660,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A , 0.60% , 8/01/31 (a) (b) (c) 2,200
3,600,000 Italy Buoni Poliennali Del Tesoro Series 5Y
144A , 1.85% , 7/01/25 (a) (b) (c) 3,790
1,500,000 Italy Buoni Poliennali Del Tesoro Series 10Y ,
2.50% , 12/01/32 (a) (b) 1,421
7,762
Japan (JPY) (8%
)
627,400,000 Japan Government Ten Year Bond Series 341 ,
0.30% , 12/20/25 (a) 4,859
670,000,000 Japan Government Ten Year Bond Series 330 ,
0.80% , 9/20/23 (a) 5,176
335,000,000 Japan Government Thirty Year Bond Series 58 ,
0.80% , 3/20/48 (a) 2,178
333,200,000 Japan Government Thirty Year Bond Series 49 ,
1.40% , 12/20/45 (a) 2,517
93,000,000 Japan Government Thirty Year Bond Series 33 ,
2.00% , 9/20/40 (a) 794
80,000,000 Japan Government Thirty Year Bond Series 31 ,
2.20% , 9/20/39 (a) 704
190,000,000 Japan Government Thirty Year Bond Series 30 ,
2.30% , 3/20/39 (a) 1,696
135,000,000 Japan Government Twenty Year Bond Series 104 ,
2.10% , 6/20/28 (a) 1,140
19,064
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A , 4.81% , 9/17/30 (c) 624
Jersey (USD) (0%
)
650,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 2.300% ) , 6.62% ,
1/20/35 (c) (d) 654
Luxembourg (EUR) (0%
)
300,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A , 5.25% , 10/15/26 (a) (c) 294
Luxembourg (USD) (1%
)
500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A , 6.13% , 10/15/26 (c) 449
632,216 FEL Energy VI Sarl 144A , 5.75% , 12/01/40 (c) 550
999
Malaysia (MYR) (0%
)
1,700,000 Malaysia Government Bond Series 0307 , 3.50% ,
5/31/27 (a) 398
Mexico (MXN) (0%
)
11,660,000 Mexican Bonos Series M , 5.75% , 3/05/26 (a) 561
7,760,000 Mexican Bonos Series M 20 , 8.50% , 5/31/29 (a) 409
970
Mexico (USD) (1%
)
750,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A , 4.38% , 7/22/31 (c) 585
900,000 Mexico City Airport Trust , 3.88% , 4/30/28 (b) (e) 858
450,000 Mexico Government International Bond , 6.35% ,
2/09/35 479
400,000 Petroleos Mexicanos , 5.95% , 1/28/31 321
2,243

Principal
or Shares Security Description
Value
(000)
Mongolia (USD) (0%
)
700,000 Mongolia Government International Bond 144A ,
4.45% , 7/07/31 (c) $ 581
Morocco (EUR) (0%
)
500,000 Morocco Government International Bond 144A ,
2.00% , 9/30/30 (a) (c) 444
Netherlands (EUR) (2%
)
400,000 American Medical Systems Europe BV , 1.38% ,
3/08/28 (a) 393
500,000 easyJet FinCo BV , 1.88% , 3/03/28 (a) (b) 466
300,000 Netherlands Government Bond 144A , 0.50% ,
7/15/26 (a) (b) (c) 305
530,000 Netherlands Government Bond 144A , 4.00% ,
1/15/37 (a) (b) (c) 667
900,000 Stellantis NV , 3.88% , 1/05/26 (a) (b) 986
650,000 Teva Pharmaceutical Finance Netherlands II BV ,
3.75% , 5/09/27 (a) 641
3,458
Netherlands (GBP) (0%
)
500,000 NIBC Bank NV , 3.13% , 11/15/23 (a) (b) 606
New Zealand (USD) (0%
)
800,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (c) (d) 773
Norway (EUR) (0%
)
650,000 Aker BP ASA , 1.13% , 5/12/29 (a) (b) 590
Norway (USD) (0%
)
350,000 Var Energi ASA 144A , 7.50% , 1/15/28 (c) 366
Poland (EUR) (0%
)
450,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A ,
3.00% , 9/01/29 (a) (c) 382
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029 , 2.75% , 10/25/29 (a) 79
Romania (EUR) (1%
)
380,000 Romanian Government International Bond
144A , 2.63% , 12/02/40 (a) (c) 247
750,000 Romanian Government International Bond
144A , 6.63% , 9/27/29 (a) (c) 840
1,087
Saudi Arabia (USD) (0%
)
300,000 Saudi Government International Bond 144A ,
4.75% , 1/18/28 (c) 304
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50% , 3/01/27 (a) 218
South Africa (ZAR) (1%
)
45,000,000 Republic of South Africa Government Bond
Series 2030 , 8.00% , 1/31/30 (a) 2,371
Spain (EUR) (3%
)
600,000 CaixaBank SA , ( 3 mo. EURIBOR + 1.000% ) ,
0.75% , 5/26/28 (a) (b) (d) 564
750,000 Grifols Escrow Issuer SA 144A , 3.88% ,
10/15/28 (a) (c) 696
1,150,000 Spain Government Bond 144A , 1.25% ,
10/31/30 (a) (b) (c) 1,096
3,200,000 Spain Government Bond , 2.88% , 1/31/26 (a) (f) 3,195
Principal
or Shares Security Description
Value
(000)
660,000 Spain Government Bond 144A , 2.90% ,
10/31/46 (a) (b) (c) $ 641
6,192
Spain (USD) (0%
)
600,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (d) 527
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85% , 11/03/25 (b) 125
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059 144A ,
1.00% , 11/12/26 (a) (b) (c) 265
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50% ,
5/27/30 (a) (b) 1,094
Switzerland (USD) (1%
)
950,000 Credit Suisse Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 1.730% ) , 3.09% ,
5/14/32 (c) (d) 719
500,000 Credit Suisse Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 5.020% ) , 9.02% ,
11/15/33 (c) (d) 562
1,281
Thailand (THB) (0%
)
15,100,000 Thailand Government Bond , 1.60% ,
12/17/29 (a) 439
United Kingdom (GBP) (3%
)
350,000 Barclays PLC , 3.00% , 5/08/26 (a) (b) 405
300,000 NatWest Group PLC , ( 1 yr. GBP interest rate
swap + 1.490% ) , 2.88% , 9/19/26 (a) (b) (d) 349
130,000 Sage AR Funding No 1 PLC 1A 144A , ( Sterling
Overnight Index Average + 3.000% ) , 6.25% ,
11/17/30 (a) (c) (d) 145
1,900,000 United Kingdom Gilt , 3.75% , 7/22/52 (a) (b) 2,352
1,600,000 United Kingdom Gilt , 4.25% , 9/07/39 (a) (b) 2,093
1,420,000 United Kingdom Gilt , 5.00% , 3/07/25 (a) (b) 1,814
7,158
United Kingdom (USD) (0%
)
520,000 Fresnillo PLC 144A , 4.25% , 10/02/50 (c) 422
United States (EUR) (3%
)
375,000 Blackstone Holdings Finance Co. LLC , 1.50% ,
4/10/29 (a) (b) 345
550,000 Capital One Financial Corp. , 1.65% , 6/12/29 (a) 494
850,000 Discovery Communications LLC , 1.90% ,
3/19/27 (a) 845
600,000 Duke Energy Corp. , 3.10% , 6/15/28 (a) 619
700,000 Morgan Stanley , ( 3 mo. EURIBOR + 0.833% ) ,
1.10% , 4/29/33 (a) (d) 585
850,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99% , 10/15/26 (a) 696
650,000 Prologis Euro Finance LLC , 0.25% , 9/10/27 (a) 602
650,000 Southern Co. , ( 5 yr. Euro Swap + 2.108% ) ,
1.88% , 9/15/81 (a) (d) 577
750,000 Verizon Communications Inc. , 4.75% ,
10/31/34 (a) 876
5,639

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
United States (GBP) (1%
)
350,000 General Motors Financial Co. Inc. , 2.35% ,
9/03/25 (a) (b) $ 408
300,000 International Business Machines Corp. , 4.88% ,
2/06/38 (a) 368
550,000 Morgan Stanley , ( Sterling Overnight Index
Average + 2.252% ) , 5.79% , 11/18/33 (a) (d) 711
1,487
United States (USD) (42%
)
390,000 American Equity Investment Life Holding Co. ,
5.00% , 6/15/27 385
1,000,000 American Homes 4 Rent LP , 2.38% , 7/15/31 817
1,025,000 American Tower Corp. , 2.30% , 9/15/31 831
253,500 Arbys Funding LLC 2020-1A 144A , 3.24% ,
7/30/50 (c) 225
800,000 AT&T Inc. , 4.35% , 3/01/29 787
875,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.010% ) , 1.20% , 10/24/26 (d) 789
350,000 Bank of America Corp. , ( 3 mo. LIBOR USD +
1.210% ) , 3.97% , 2/07/30 (d) 331
1,000,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 887
825,000 Boeing Co. , 2.20% , 2/04/26 763
400,000 Boston Properties LP , 2.90% , 3/15/30 338
750,000 Broadcom Inc. 144A , 3.50% , 2/15/41 (c) 574
637,500 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.414% ) , 6.89% , 10/15/36 (c) (d) 621
2,284,083 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.13% , 5/15/52 (g) 109
267,825 CARS-DB4 LP 2020-1A 144A , 3.25% ,
2/15/50 (c) 237
350,000 CARS-DB4 LP 2020-1A 144A , 4.17% ,
2/15/50 (c) 324
220,000 Centene Corp. , 4.25% , 12/15/27 211
750,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.80% ,
3/01/50 592
297,752 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.050% ) , 6.51% ,
6/15/34 (c) (d) 276
1,350,000 Corebridge Financial Inc. 144A , 3.90% ,
4/05/32 (c) 1,231
825,000 DataBank Issuer 2021-1A 144A , 2.06% ,
2/27/51 (c) 743
400,000 Dell International LLC/EMC Corp. , 6.10% ,
7/15/27 419
1,050,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A , 5.88% , 8/15/27 (c) 953
1,100,000 Duquesne Light Holdings Inc. 144A , 2.78% ,
1/07/32 (c) 895
550,000 Energy Transfer LP , 5.75% , 2/15/33 566
800,000 Equinix Inc. , 2.50% , 5/15/31 669
785,000 Evergy Inc. , 2.90% , 9/15/29 699
199,122 Fannie Mae Connecticut Avenue Securities 2016-
C07 , ( 1 mo. LIBOR USD + 9.500% ) , 14.01% ,
5/25/29 (d) 204
494,227 Fannie Mae Connecticut Avenue Securities 2016-
C04 , ( 1 mo. LIBOR USD + 10.250% ) , 14.76% ,
1/25/29 (d) 522
498,009 Fannie Mae Connecticut Avenue Securities 2016-
C05 , ( 1 mo. LIBOR USD + 10.750% ) , 15.26% ,
1/25/29 (d) 526
Principal
or Shares Security Description
Value
(000)
374,059 Fannie Mae-Aces 2018-M13 , 3.74% , 9/25/30 (g) $ 366
1,050,000 Flexential Issuer 2021-1A 144A , 3.25% ,
11/27/51 (c) 953
144,740 FN AL3577 30YR , 3.50% , 4/01/43 140
450,187 FN AS4168 30YR , 4.00% , 12/01/44 444
883,406 FN BP6345 30YR , 3.00% , 6/01/50 812
1,229,982 FN BP6626 30YR , 2.00% , 8/01/50 1,041
1,248,502 FN BW1433 30YR , 4.00% , 5/01/52 1,207
1,046,701 FN CB2759 30YR , 3.00% , 2/01/52 954
1,277,854 FN CB3258 30YR , 3.50% , 4/01/52 1,201
1,225,390 FN CB4127 30YR , 4.50% , 7/01/52 1,212
577,369 FN CB5106 30YR , 5.00% , 11/01/52 582
511,732 FN FM1717 30YR , 3.50% , 12/01/45 494
980,685 FN FM3162 30YR , 3.00% , 11/01/46 923
1,634,452 FN FM7194 30YR , 2.50% , 3/01/51 1,442
1,367,178 FN FM9195 30YR , 2.50% , 10/01/51 1,200
1,285,691 FN FS0007 30YR , 3.00% , 8/01/50 1,181
857,165 FN MA4413 30YR , 2.00% , 9/01/51 724
586,035 FN MA4785 30YR , 5.00% , 10/01/52 589
1,200,000 FNCL , 5.50% , 2/01/53 30YR TBA (h) 1,220
2,330,000 FNCL , 6.00% , 2/01/53 30YR TBA (h) 2,393
1,320,880 FR RA3728 30YR , 2.00% , 10/01/50 1,121
1,230,222 FR RA7778 30YR , 4.50% , 8/01/52 1,218
2,074,109 FR SB8509 15YR , 2.00% , 1/01/36 1,893
1,179,782 FR SD0729 30YR , 2.00% , 10/01/51 999
1,223,109 FR SD1035 30YR , 4.00% , 5/01/52 1,184
694,600 FR SD8064 30YR , 4.00% , 5/01/50 681
1,192,272 FR SD8230 30YR , 4.50% , 6/01/52 1,179
1,212,944 FR ZA4718 30YR , 3.00% , 10/01/46 1,126
904,909 FR ZT0534 30YR , 3.50% , 12/01/47 869
400,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 2.500% ) , 7.01% ,
2/25/50 (c) (d) 383
200,000 Freddie Mac STACR Trust 2019-DNA4 144A ,
( 1 mo. LIBOR USD + 2.700% ) , 7.21% ,
10/25/49 (c) (d) 198
800,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400% ) , 7.71% , 8/25/33 (c) (d) 764
350,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (c) 331
458,694 G2 MA3663 30YR , 3.50% , 5/20/46 441
627,906 G2 MA4195 30YR , 3.00% , 1/20/47 586
852,958 G2 MA5265 30YR , 4.50% , 6/20/48 859
1,173,534 G2 MA6930 30YR , 2.00% , 10/20/50 1,022
2,125,208 G2 MA7472 30YR , 2.50% , 7/20/51 1,900
1,327,268 G2 MA7766 30YR , 2.00% , 12/20/51 1,149
350,000 General Motors Co. , 6.25% , 10/02/43 349
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00% ,
1/15/31 508
500,000 Goldman Sachs Group Inc. , 2.60% , 2/07/30 435
425,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (c) 360
685,000 Invitation Homes Operating Partnership LP ,
4.15% , 4/15/32 629
350,000 ITC Holdings Corp. 144A , 2.95% , 5/14/30 (c) 308
350,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.510% ) , 2.74% , 10/15/30 (d) 306
241,639 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 2.28% , 12/26/28 (c) 231
350,000 KLX Energy Services Holdings Inc. 144A ,
11.50% , 11/01/25 (c) 331
450,000 Kosmos Energy Ltd. 144A , 7.13% , 4/04/26 (c) 408
860,000 Lennar Corp. , 4.50% , 4/30/24 855

Principal
or Shares Security Description
Value
(000)
680,000 Life Storage LP , 2.20% , 10/15/30 $ 548
1,025,000 Lockheed Martin Corp. , 5.25% , 1/15/33 1,095
290,000 National Fuel Gas Co. , 5.50% , 1/15/26 291
470,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (c) 639
850,000 Owl Rock Capital Corp. , 3.75% , 7/22/25 798
63,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (c) 88
645,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 609
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 461
390,000 Plains All American Pipeline LP B , ( 3 mo.
LIBOR USD + 4.110% ) , 8.72% (d) (i) 357
291,000 Planet Fitness Master Issuer LLC 2019-1A 144A ,
3.86% , 12/05/49 (c) 251
700,000 Progress Residential Trust 2019-SFR4 144A ,
2.69% , 10/17/36 (c) 671
400,000 Sabine Pass Liquefaction LLC , 5.63% , 3/01/25 404
674,678 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 5.28% , 5/15/32 (c) 659
243,083 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A , 6.79% , 8/16/32 (c) 241
500,000 SBA Tower Trust 144A , 2.84% , 1/15/25 (c) 473
900,000 Simon Property Group LP , 2.45% , 9/13/29 782
162,000 Southwestern Energy Co. , 8.38% , 9/15/28 170
700,000 Spirit Realty LP , 2.10% , 3/15/28 586
850,000 Stellantis Finance U.S. Inc. 144A , 2.69% ,
9/15/31 (c) 686
1,300,000 U.S. Treasury Bill , 3.29% , 2/23/23 (f) 1,297
4,000,000 U.S. Treasury Bill , 4.24% , 3/02/23 (f) 3,986
2,000,000 U.S. Treasury Bill , 4.31% , 3/16/23 (f) 1,989
5,000,000 U.S. Treasury Bill , 4.57% , 4/20/23 (f) 4,951
4,000,000 U.S. Treasury Bond , 2.00% , 8/15/51 2,837
3,810,000 U.S. Treasury Bond , 2.25% , 8/15/46 (j) (k) 2,911
4,700,000 U.S. Treasury Bond , 4.25% , 5/15/39 5,094
3,100,000 U.S. Treasury Note , 2.75% , 8/15/32 2,917
4,100,000 U.S. Treasury Note , 3.25% , 6/30/27 4,030
700,000 United Natural Foods Inc. 144A , 6.75% ,
10/15/28 (c) 676
130,000 Venture Global Calcasieu Pass LLC 144A ,
3.88% , 11/01/33 (c) 111
450,000 Venture Global Calcasieu Pass LLC 144A ,
6.25% , 1/15/30 (c) 459
800,000 VMware Inc. , 2.20% , 8/15/31 635
800,000 Warnermedia Holdings Inc. 144A , 5.14% ,
3/15/52 (c) 666
800,000 Welltower Inc. , 3.85% , 6/15/32 718
550,000 Workday Inc. , 3.80% , 4/01/32 503
101,814
Uruguay (UYU) (1%
)
45,019,760 Uruguay Government International Bond ,
3.88% , 7/02/40 (a) 1,249
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A , 3.90% , 10/19/31 (c) 535
Virgin Islands (British) (USD) (1%
)
1,000,000 1MDB Global Investments Ltd. , 4.40% ,
3/09/23 (b) 982
Total Bonds
(Cost - $251,397) 225,970
Principal
or Shares Security Description
Value
(000)
Bank Loans(l) (2%
)
507,000 Ascent Resources Utica Holdings LLC Term Loan
2L , ( LIBOR USD 3-Month + 9.000% ) , 13.82% ,
11/01/25 $ 539
976,250 DirectV Financing LLC Term Loan 1L , ( LIBOR
USD 1-Month + 5.000% ) , 9.57% , 8/02/27 962
311,816 IRB Holding Corp. Term Loan B 1L , ( LIBOR
USD 1-Month + 2.750% ) , 7.32% , 2/05/25 312
787,813 Standard Industries Inc. Term Loan B 1L ,
( LIBOR USD 3-Month + 2.250% ) , 6.43% ,
9/22/28 788
477,468 Tacala Investment Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.500% ) , 8.07% ,
2/05/27 465
397,164 United Natural Foods Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.250% ) , 7.93% , 10/22/25 399
1,089,000 Whatabrands LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 3.250% ) , 7.82% , 8/03/28 1,079
Total Bank Loans (Cost - $4,538)
4,544
Investment Company (5%)
7,861,866 Payden Cash Reserves Money Market Fund * 7,862
147,059 Payden Emerging Market Corporate Bond
Fund * 1,275
146,702 Payden Floating Rate Fund, SI Class * 1,411
Total Investment Company
(Cost - $10,555) 10,548
Total Investments (Cost - $266,490)  (101%)
241,062
Liabilities in excess of Other Assets ( - 1% )
(1,921)
Net Assets (100%)
$ 239,141
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(e) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $277 and the total market value of the collateral held by the Fund is $295. Amounts in 000s.
(f) Yield to maturity at time of purchase.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Security was purchased on a delayed delivery basis.
(i) Perpetual security with no stated maturity date.
(j) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k) All or a portion of the security is pledged to cover futures contract margin requirements.
(l) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 1,631
USD  1,203 Barclays Bank PLC 02/09/2023 $ 23
CLP 588,600
USD  714 Citibank, N.A. 04/19/2023 17
CZK 27,000
USD  1,223 HSBC Bank USA, N.A. 04/18/2023 6
IDR 17,976,000
USD  1,187 Citibank, N.A. 04/19/2023 10
JPY 163,400
USD  1,195 Barclays Bank PLC 02/09/2023 62
JPY 163,400
USD  1,195 Citibank, N.A. 02/10/2023 62
JPY 174,200
USD  1,296 HSBC Bank USA, N.A. 03/09/2023 49
RON 5,450
USD  1,201 BNP PARIBAS 03/21/2023 –
USD 2,641
ZAR  45,460 Citibank, N.A. 04/18/2023 46
USD 999
MXN  19,010 HSBC Bank USA, N.A. 04/18/2023 3
USD 286
SEK  2,960 HSBC Bank USA, N.A. 04/18/2023 1
USD 1,206
GBP  975 HSBC Bank USA, N.A. 04/24/2023 2
USD 1,206
GBP  975 HSBC Bank USA, N.A. 04/25/2023 2
283
Liabilities:
JPY 820,000 USD  6,403 Citibank, N.A. 02/09/2023 (96)
JPY 154,800 USD  1,220 HSBC Bank USA, N.A. 04/25/2023 (16)
NOK 11,949 USD  1,207 HSBC Bank USA, N.A. 04/24/2023 (6)
USD 1,194 CAD  1,631 Barclays Bank PLC 02/09/2023 (31)
USD 1,223 JPY  163,400 Barclays Bank PLC 02/09/2023 (34)
USD 426 MYR  1,856 Barclays Bank PLC 04/13/2023 (11)
USD 462 THB  15,270 Barclays Bank PLC 04/20/2023 (5)
USD 25,398 JPY  3,386,200 Citibank, N.A. 02/09/2023 (648)
USD 1,189 AUD  1,761 Citibank, N.A. 02/10/2023 (55)
USD 1,786 PLN  7,760 Citibank, N.A. 02/21/2023 (3)
USD 1,172 CHF  1,070 Citibank, N.A. 04/18/2023 (7)
USD 179 PLN  784 Citibank, N.A. 04/18/2023 (1)
USD 8,628 GBP  7,240 HSBC Bank USA, N.A. 02/09/2023 (300)
USD 88 CNH  625 HSBC Bank USA, N.A. 02/14/2023 (5)
USD 149 DKK  1,023 HSBC Bank USA, N.A. 04/18/2023 (1)
USD 241 SGD  318 HSBC Bank USA, N.A. 04/18/2023 (1)
USD 51,815 EUR  48,993 State Street Bank & Trust Co. 02/09/2023 (1,478)
USD 3,616 AUD  5,164 State Street Bank & Trust Co. 04/18/2023 (40)
USD 6,925 CAD  9,269 State Street Bank & Trust Co. 04/18/2023 (46)
(2,784)
Net Unrealized Appreciation (Depreciation)
$(2,501)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 18 Mar-23 $ 2,295 $ (38) $ (38)
Euro-Bund Future 6 Mar-23 892 (26) (26)
Euro-Buxl Future 3 Mar-23 470 (37) (37)
Long Gilt Future 1 Mar-23 129 (1) (1)
U.S. Long Bond Future 1 Mar-23 130 4 4
U.S. Treasury 2-Year Note Future 171 Mar-23 35,166 116 116

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Ultra Bond Future 17 Mar-23 $ 2,410 $ 131 $ 131
a a
149
Short Contracts:
Euro-BTP Future 24 Mar-23 (2,978) 69 69
Euro-Schatz Future 134 Mar-23 (15,405) 115 115
U.S. Treasury 10-Year Note Future 81 Mar-23 (9,276) 20 20
U.S. Treasury 10-Year Ultra Future 45 Mar-23 (5,454) (94) (94)
U.S. Treasury 5-Year Note Future 71 Mar-23 (7,756) (41) (41)
a a
69
Total Futures
$218
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 USD 9,960 $(334) $498 $(832)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 12/20/2027 EUR 2,500 (107) 115 (222)
$(441) $613 $(1,054)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.960% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(159) $– $(159)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 4.030% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (185) – (185)
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 07/03/2025 CNY 11,800 (9) – (9)
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 09/22/2026 CNY 33,000 (44) – (44)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 02/05/2025 CNY 2,350 1 – 1
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 01/08/2026 CNY 38,600 (2) – (2)
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 09/16/2025 CNY 12,200 6 – 6
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 10/14/2025 CNY 10,000 4 – 4
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 01/17/2025 CNY 11,580 15 – 15
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly 12/09/2024 CNY 28,890 43 – 43
$(330) $– $(330)

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 2.000% (CNRR007) Quarterly, Counterparty:
Goldman Sachs & Co. 05/08/2025 CNY 16,000 $(36) $– $(36)